10-Q Leases	3 Months Ended
Mar. 31, 2026
Leases [Abstract]
Leases	Leases
The Company leases real estate used for dispensaries, cultivation facilities, production plants and corporate offices.
The Company's lease agreements contain various extension and termination options. Extension options range from one to 20 years, with a typical extension period of five years, while certain termination options are contingent upon the Company securing regulatory permits.
The Company does not have any material percentage-rent, sales-based, or other contingent lease payment arrangements. Lease payments are predominantly fixed and/or based on fixed escalations.
ROU assets and lease liabilities as of December 31, 2025 and 2024 consisted of the following:

	As of
	2025		2024
	Operating leases	Finance leases	Operating leases	Finance leases
ROU assets:
ROU assets, gross	$178,904	$186,943	$166,004	$183,968
Accumulated amortization	(65,630)	(89,344)	(50,175)	(78,800)
Total ROU assets, net	$113,274	$97,599	$115,829	$105,168

Lease liabilities:
Lease liabilities - current	$19,837	$11,684	$17,333	$10,995
Lease liabilities - net of current	102,346	144,446	106,192	150,683
Total lease liabilities	$122,183	$156,130	$123,525	$161,678
The components of the Company’s lease expenses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
Finance lease expense:	2025	2024	2023
Amortization of ROU assets:
Cost of goods sold	$6,686	$10,257	$10,589
Operating expenses	5,599	28,787	4,817
Total amortization of ROU assets	12,285	39,044	15,406
Interest on finance lease liabilities	17,626	17,537	18,265
Total finance lease expense	29,911	56,581	33,671

Operating lease expense(1)	32,092	30,446	28,812

Short-term lease expense	2,467	2,589	2,282

Total lease expense	$64,470	$89,616	$64,765

(1) Includes $0.1 million, $0.1 million and $0.2 million of sublease income as a net reduction of rent expense for the years ended December 31, 2025, 2024 and 2023, respectively.
During 2025 and 2024, as part of strategic cost-optimization initiatives, the Company elected to abandon, in whole or in part, certain leases in its Northeast and West regions, and the estimated economic lives of the associated ROU assets were shortened. Consequently, the Company recognized accelerated amortization of $1.7 million and $23.5 million during the years ended December 31, 2025 and 2024, respectively, to fully amortize the ROU assets over their revised remaining economic lives. There were no similar lease abandonments or accelerated amortization in 2023.
Cash flows associated with the Company’s leasing arrangements for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
	2025	2024	2023
Cash flows from operating activities:
Operating cash flows from operating leases	$(31,083)	$(29,920)	$(29,352)
Operating cash flows from finance leases	(17,626)	(17,537)	(18,265)

Cash flows from financing activities:
Financing cash flows from finance leases	(10,230)	(9,445)	(8,474)
Net cash flows from leasing arrangements	$(58,939)	$(56,902)	$(56,091)
As of December 31, 2025 and 2024, the weighted average remaining lease terms and weighted average discount rates of the Company’s leasing arrangements were as follows:

	As of December 31,
	2025	2024
Weighted average remaining lease term (in years) - finance leases	10.0	9.2
Weighted average remaining lease term (in years) - operating leases	6.3	6.2
Weighted average discount rate - finance leases	11.2%	11.2%
Weighted average discount rate - operating leases	10.9%	11.0%
As of December 31, 2025, maturities of the Company’s lease liabilities, under its non-cancelable leases were as follows:

Fiscal Year	Operating Leases	Finance Leases
2026	$31,834	$28,446
2027	30,269	28,967
2028	26,839	28,309
2029	22,768	28,181
2030	18,574	27,819
2031 and thereafter	40,445	145,127
Total undiscounted remaining minimum lease payments	170,729	286,849
Less: imputed interest	(48,546)	(130,719)
Total discounted remaining minimum lease payments	$122,183	$156,130

Leases	Leases
The Company leases real estate used for dispensaries, cultivation facilities, production plants and corporate offices.
The Company's lease agreements contain various extension and termination options. Extension options range from one to 20 years, with a typical extension period of five years, while certain termination options are contingent upon the Company securing regulatory permits.
The Company does not have any material percentage-rent, sales-based, or other contingent lease payment arrangements. Lease payments are predominantly fixed and/or based on fixed escalations.
ROU assets and lease liabilities as of December 31, 2025 and 2024 consisted of the following:

	As of
	2025		2024
	Operating leases	Finance leases	Operating leases	Finance leases
ROU assets:
ROU assets, gross	$178,904	$186,943	$166,004	$183,968
Accumulated amortization	(65,630)	(89,344)	(50,175)	(78,800)
Total ROU assets, net	$113,274	$97,599	$115,829	$105,168

Lease liabilities:
Lease liabilities - current	$19,837	$11,684	$17,333	$10,995
Lease liabilities - net of current	102,346	144,446	106,192	150,683
Total lease liabilities	$122,183	$156,130	$123,525	$161,678
The components of the Company’s lease expenses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
Finance lease expense:	2025	2024	2023
Amortization of ROU assets:
Cost of goods sold	$6,686	$10,257	$10,589
Operating expenses	5,599	28,787	4,817
Total amortization of ROU assets	12,285	39,044	15,406
Interest on finance lease liabilities	17,626	17,537	18,265
Total finance lease expense	29,911	56,581	33,671

Operating lease expense(1)	32,092	30,446	28,812

Short-term lease expense	2,467	2,589	2,282

Total lease expense	$64,470	$89,616	$64,765

(1) Includes $0.1 million, $0.1 million and $0.2 million of sublease income as a net reduction of rent expense for the years ended December 31, 2025, 2024 and 2023, respectively.
During 2025 and 2024, as part of strategic cost-optimization initiatives, the Company elected to abandon, in whole or in part, certain leases in its Northeast and West regions, and the estimated economic lives of the associated ROU assets were shortened. Consequently, the Company recognized accelerated amortization of $1.7 million and $23.5 million during the years ended December 31, 2025 and 2024, respectively, to fully amortize the ROU assets over their revised remaining economic lives. There were no similar lease abandonments or accelerated amortization in 2023.
Cash flows associated with the Company’s leasing arrangements for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Years Ended December 31,
	2025	2024	2023
Cash flows from operating activities:
Operating cash flows from operating leases	$(31,083)	$(29,920)	$(29,352)
Operating cash flows from finance leases	(17,626)	(17,537)	(18,265)

Cash flows from financing activities:
Financing cash flows from finance leases	(10,230)	(9,445)	(8,474)
Net cash flows from leasing arrangements	$(58,939)	$(56,902)	$(56,091)
As of December 31, 2025 and 2024, the weighted average remaining lease terms and weighted average discount rates of the Company’s leasing arrangements were as follows:

	As of December 31,
	2025	2024
Weighted average remaining lease term (in years) - finance leases	10.0	9.2
Weighted average remaining lease term (in years) - operating leases	6.3	6.2
Weighted average discount rate - finance leases	11.2%	11.2%
Weighted average discount rate - operating leases	10.9%	11.0%
As of December 31, 2025, maturities of the Company’s lease liabilities, under its non-cancelable leases were as follows:

Fiscal Year	Operating Leases	Finance Leases
2026	$31,834	$28,446
2027	30,269	28,967
2028	26,839	28,309
2029	22,768	28,181
2030	18,574	27,819
2031 and thereafter	40,445	145,127
Total undiscounted remaining minimum lease payments	170,729	286,849
Less: imputed interest	(48,546)	(130,719)
Total discounted remaining minimum lease payments	$122,183	$156,130